Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table)

	Carrying Amount June 30, 2022	Fair Value June 30, 2022	Carrying Amount December 31, 2021	Fair Value December 31, 2021
Financial assets (liabilities)
Cash and cash equivalents	161,148	161,148	117,192	117,192
Restricted cash	10,648	10,648	10,005	10,005
Margin deposits	4,270	4,270	5,849	5,849
Long-term receivable (including short-term portion)	35,930	35,930	35,904	35,904
Financial liability	(3,702)	(3,702)	(4,193)	(4,193)
Obligations under operating leases	(73,511)	(73,511)	(88,573)	(88,573)
Debt and other financial liabilities	(1,485,035)	(1,485,035)	(1,380,648)	(1,380,648)

Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table)

		Asset Derivatives		Liability Derivatives
		June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	3,956	7	1,756	8,884
	Financial instruments - Fair value, net of current portion	3,879	1,382	114	8,656
Subtotal		7,835	1,389	1,870	17,540

		Asset Derivatives		Liability Derivatives
		June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	735	—	—	—
	Financial instruments - Fair value, net of current portion	651	—	—	—
Bunker swaps	Current portion of financial instruments - Fair value	—	1,845	—	—
Bunker swaps	Financial instruments - Fair value, net of current portion	—	144	—	—
	Subtotal	1,386	1,989	—	—
Total derivatives		9,221	3,378	1,870	17,540

Financial Instruments - Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion) (Table)

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2022	2021	2022	2021
Interest rate swaps	7,376	3,642	26,037	15,611
Total	7,376	3,642	26,037	15,611

Financial Instruments - Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table)

		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2022	2021	2022	2021
Interest rate swaps	Depreciation expense	(49)	(48)	(98)	(96)
Interest rate swaps	Interest and finance costs, net	2,627	2,830	4,959	5,244
Total		2,578	2,782	4,861	5,148

Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table)

		Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2022	2021	2022	2021
Interest rate swaps	Interest and finance costs, net	561	—	561	—
Bunker swaps	Interest and finance costs, net	—	3,695	7,923	7,950
Bunker put options	Interest and finance costs, net	—	(16)	—	(172)
Total		561	3,679	8,484	7,778

Financial Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Table)

Recurring measurements:	June 30, 2022	December 31, 2021
Interest rate swaps	7,351	(16,151)
Bunker swaps	—	1,989
Total	7,351	(14,162)